Contract Acquisition Costs, net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Amortization related to payments for processing rights	$ 13.1	$ 13.3	$ 15.9
Amortization expense related to conversion costs	$ 19.6	$ 24.1	$ 18.8